Document and Entity Information	Oct. 23, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001743881
Document Type	8-K
Document Period End Date	Oct. 23, 2021
Entity Registrant Name	BridgeBio Pharma, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38959
Entity Tax Identification Number	84-1850815
Entity Address, Address Line One	421 Kipling Street
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94301
City Area Code	(650)
Local Phone Number	391-9740
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	BBIO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false